Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q1PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 5
Franklin Templeton SMACS: Series H 11
Franklin Templeton SMACS: Series I 16
Notes to Schedules of Investments 23

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2023
Franklin Templeton SMACS: Series CH
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 105.0%
California 99.8%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ $ 125,000 $ 117,308
Beaumont Unified School District , Community Facilities District No. 2020-1
Improvement Area No. 2 , Special Tax , 2023 , 5% , 9/01/53 .................... 150,000 149,567
a
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 1,000,000 1,031,087
b
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 941,852
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 150,000 101,305
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 1,000,000 782,250
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 1,029,111
California Health Facilities Financing Authority , Children's Hospital Los Angeles
Obligated Group , Revenue , 2017 A , Refunding , 5% , 8/15/47 ................. 1,000,000 1,009,924
California Municipal Finance Authority ,
Special Tax , 2022 B , Refunding , 6% , 9/01/52 ............................. 150,000 152,062
Special Tax , 2022 C , 6.25% , 9/01/52 ................................... 150,000 150,225
Special Tax , 2022 D , 6.125% , 9/01/52 .................................. 150,000 153,334
Special Tax , 2023 A , 5.5% , 9/01/53 .................................... 100,000 101,587
Caritas Corp. (The) , Revenue , 2021 B , Refunding , 4% , 8/15/56 ............... 115,000 93,899
b
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 114,337
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 153,819
c
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,026,975
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 130,000 122,625
b
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , Zero Cpn., 9/01/43 .......... 250,000 147,193
b
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 1,000,000 1,021,971
d
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 7.5% , 12/01/40 ........... 75,000 28,500
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,098,099
b
California School Finance Authority , Orange County Educational Arts Academy ,
Revenue , 144A, 2023 A , Refunding , 5.875% , 6/01/53 ....................... 100,000 98,485
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 99,249
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 100,000 103,954
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 153,495
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 143,111
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 149,798
b
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 242,753
b
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 96,851
b
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 192,550

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... $ 1,000,000 $ 1,032,207
b ,c
City & County of San Francisco , District No. 2020-1 Shoreline Tax Zone 1 , Special Tax ,
144A, 2023 C , 5.75% , 9/01/53 ........................................ 1,500,000 1,522,381
c
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,266,728
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 150,428
City of Los Angeles , Department of Airports , Revenue , 2017 A , 5% , 5/15/42 ........
1,000,000 1,019,555
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.375% , 9/01/53 ................. 200,000 203,566
b
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 97,169
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 140,000 117,235
c
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,512,121
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 1,000,000 1,026,574
c
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,021,894
River Islands Public Financing Authority , Community Facilities District 2023-1 Area No.
1 , Special Tax , 2023 , 5.625% , 9/01/53 .................................. 1,000,000 1,003,380
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 1,000,000 1,017,579
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 80,000 81,240
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ......
150,000 158,831
22,038,164
U.S. Territories 5.2%
Puerto Rico 5.2%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
200,000 176,000
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,000,000 972,080
1,148,080
Total U.S. Territories .................................................................... 1,148,080
Total Municipal Bonds (Cost $ 22,832,699 ) ......................................
23,186,244
a a a a
Short Term Investments 22.2%
Municipal Bonds 22.2%
California 22.2%
e
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 2% , 8/15/47 .................................................. 1,000,000 1,000,000
e
Los Angeles Department of Water & Power , Power System , Revenue , 2002 A-6 ,
Refunding , SPA Bank of America NA , Daily VRDN and Put , 2.55% , 7/01/35 ...... 800,000 800,000
e
State of California , GO , 2005 B-5 , LOC US Bank NA , Daily VRDN and Put , 2.15% ,
5/01/40 ......................................................... 100,000 100,000
e
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.3% , 5/15/48 ................... 1,000,000 1,000,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.4% , 5/15/48 ........... 1,000,000 1,000,000

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 26 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
e
University of California, (continued)
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.4% , 5/15/48 ........... $ 1,000,000 $ 1,000,000
4,900,000
Total Municipal Bonds (Cost $ 4,900,000 ) .......................................
4,900,000
Total Short Term Investments (Cost $ 4,900,000 ) .................................
4,900,000
a
Total Investments (Cost $ 27,732,699 ) 127 .2% ...................................
$28,086,244
Other Assets, less Liabilities ( 27 .2 ) % ..........................................
(5,993,928)
Net Assets 100.0% ...........................................................
$22,092,316
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $6,485,696, representing 29.4% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2023
Franklin Templeton SMACS: Series E
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 55.5%
Aerospace & Defense 2.2%
Lockheed Martin Corp. ................................. United States 2,500 $ 1,119,425
a
Northrop Grumman Corp. ............................... United States 2,000 950,320
2,069,745
Banks 10.2%
Bank of America Corp. ................................. United States 8,000 243,920
Citigroup, Inc. ........................................ United States 49,000 2,258,900
Fifth Third Bancorp .................................... United States 27,000 781,650
Truist Financial Corp. .................................. United States 85,000 2,731,900
US Bancorp ......................................... United States 60,000 2,287,200
a
Wells Fargo & Co. ..................................... United States 30,000 1,337,700
9,641,270
Beverages 3.4%
Coca-Cola Co. (The) ................................... United States 55,000 3,214,200
Biotechnology 1.5%
a
AbbVie, Inc. ......................................... United States 10,000 1,423,900
Capital Markets 1.4%
a
Charles Schwab Corp. (The) ............................. United States 22,000 1,349,040
Chemicals 1.1%
a
Air Products and Chemicals, Inc. .......................... United States 4,000 1,082,200
Communications Equipment 1.5%
Cisco Systems, Inc. ................................... United States 30,000 1,451,400
Electric Utilities 1.4%
American Electric Power Co., Inc. ......................... United States 17,000 1,352,350
Industrial Conglomerates 1.1%
Honeywell International, Inc. ............................. United States 5,100 999,192
Insurance 0.9%
MetLife, Inc. ......................................... United States 14,000 890,820
IT Services 1.2%
a
International Business Machines Corp. ..................... United States 7,000 1,109,920
Machinery 0.9%
a
Caterpillar, Inc. ....................................... United States 3,500 877,520
Metals & Mining 1.2%
a
Freeport-McMoRan, Inc. ................................ United States 30,000 1,119,600
Multi-Utilities 0.8%
DTE Energy Co. ...................................... United States 7,500 780,825
Oil, Gas & Consumable Fuels 8.1%
a
BP plc , ADR ......................................... United Kingdom 35,000 1,270,150
Chevron Corp. ....................................... United States 10,000 1,436,000
Exxon Mobil Corp. ..................................... United States 12,500 1,284,250
a
Shell plc , ADR ........................................ Netherlands 20,000 1,316,000
a
TotalEnergies SE , ADR ................................. France 35,000 2,381,750
7,688,150
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co. ................................ United States 15,000 740,700
Merck & Co., Inc. ..................................... United States 45,000 4,611,600
5,352,300

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 5.4%
a
Analog Devices, Inc. ................................... United States 15,000 $ 2,750,700
a
QUALCOMM, Inc. ..................................... United States 6,500 838,825
Texas Instruments, Inc. ................................. United States 10,000 1,527,100
5,116,625
Software 2.5%
a
Oracle Corp. ......................................... United States 20,000 2,324,200
Specialty Retail 1.7%
Home Depot, Inc. (The) ................................. United States 5,000 1,567,450
Tobacco 3.4%
Philip Morris International, Inc. ........................... United States 35,000 3,267,600
Total Common Stocks (Cost $ 50,702,414 ) ......................................
52,678,307
Equity-Linked Securities 36.8%
Aerospace & Defense 3.2%
b
Barclays Bank plc into Northrop Grumman Corp. , 144A, 7% ,
11/08/24 .......................................... United States 1,800 871,428
b
BNP Paribas Issuance BV into Northrop Grumman Corp. , 144A,
7.5% , 9/10/24 ...................................... United States 2,000 880,753
b
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp. , 144A, 7.5% , 5/08/24 ............................ United States 4,000 336,020
b
Merrill Lynch International & Co. CV into RTX Corp. , 144A, 7.5% ,
10/02/24 .......................................... United States 12,000 946,521
3,034,722
Air Freight & Logistics 1.8%
b
J.P. Morgan Structured Products BV into United Parcel Service, Inc. ,
144A, 9% , 10/22/24 .................................. United States 5,500 843,720
b
Merrill Lynch International & Co. CV into United Parcel Service, Inc. ,
144A, 8.5% , 10/02/24 ................................. United States 5,700 872,823
1,716,543
Automobiles 0.9%
b
Barclays Bank plc into Ford Motor Co. , 144A, 12% , 2/09/24 ...... United States 44,500 460,721
b
Barclays Bank plc into General Motors Co. , 144A, 10% , 7/17/24 .. United States 11,000 361,614
822,335
Banks 1.4%
b
Barclays Bank plc into Citigroup, Inc. , 144A, 9% , 7/03/24 ........ United States 5,000 234,430
b
Barclays Bank plc into US Bancorp. , 144A, 10% , 8/23/24 ....... United States 16,500 632,254
b
Citigroup Global Markets Holdings, Inc. into Bank of America Corp. ,
144A, 8% , 8/16/24 ................................... United States 8,400 260,434
b
JPMorgan Chase Bank NA into Bank of America Corp. , 144A, 9% ,
2/02/24 ........................................... United States 7,100 219,743
1,346,861
Biotechnology 1.2%
b
Barclays Bank plc into Amgen, Inc. , 144A, 8% , 9/20/24 ......... United States 2,100 553,766
b
Goldman Sachs International Bank into AbbVie, Inc. , 144A, 8.5% ,
2/06/24 ........................................... United States 4,300 614,771
1,168,537
Broadline Retail 1.6%
b
Goldman Sachs International Bank into Amazon.com, Inc. , 144A,
9% , 11/20/24 ....................................... United States 10,000 1,248,020

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Broadline Retail (continued)
b
Royal Bank of Canada into Amazon.com, Inc. , 144A, 10% , 4/05/24 United States 2,800 $ 319,263
1,567,283
Building Products 2.8%
b
J.P. Morgan Structured Products BV into Johnson Controls
International plc , 144A, 8% , 9/09/24 ...................... United States 15,000 819,228
b
Wells Fargo Bank NA into Johnson Controls International plc , 144A,
9% , 12/10/24 ....................................... United States 35,000 1,817,345
2,636,573
Capital Markets 1.9%
b
BNP Paribas Issuance BV into Goldman Sachs Group, Inc. (The) ,
144A, 7.5% , 8/19/24 ................................. United States 1,700 593,025
b
Goldman Sachs International Bank into Morgan Stanley , 144A, 9% ,
12/24/24 .......................................... United States 2,300 189,829
b
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
10% , 6/04/24 ....................................... United States 1,000 80,992
b
Societe Generale SA into Goldman Sachs Group, Inc. (The) , 144A,
8.5% , 7/12/24 ...................................... United States 1,500 498,524
b
UBS AG into Charles Schwab Corp. (The) , 144A, 10% , 7/17/24 ... United States 8,100 475,046
1,837,416
Chemicals 0.7%
b
JPMorgan Chase Bank NA into LyondellBasell Industries NV , 144A,
11% , 1/22/24 ....................................... United States 7,000 672,951
Communications Equipment 2.0%
b
Mizuho Markets Cayman LP into Cisco Systems, Inc. , 144A, 7.5% ,
7/23/24 ........................................... United States 12,000 590,619
b
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% , 9/03/24 United States 15,000 751,841
b
UBS AG into Cisco Systems, Inc. , 144A, 8.5% , 6/20/24 ......... United States 11,000 536,524
1,878,984
Consumer Staples Distribution & Retail 1.6%
b
Barclays Bank plc into Target Corp. , 144A, 8.5% , 10/08/24 ...... United States 5,800 753,756
b
UBS AG into Target Corp. , 144A, 9% , 9/05/24 ................ United States 5,900 796,407
1,550,163
Electric Utilities 1.0%
b
Mizuho Markets Cayman LP into NextEra Energy, Inc. , 144A, 8% ,
3/19/24 ........................................... United States 4,600 274,221
b
National Bank of Canada into NextEra Energy, Inc. , 144A, 8.5% ,
12/05/23 .......................................... United States 3,000 175,164
b
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 8% , 5/08/24 United States 7,500 453,871
903,256
Ground Transportation 1.2%
b
Merrill Lynch BV into Union Pacific Corp. , 144A, 8% , 11/05/24 .... United States 1,800 395,469
b
UBS AG into Union Pacific Corp. , 144A, 8% , 3/13/24 ........... United States 3,600 783,517
1,178,986
Insurance 0.7%
b
BNP Paribas Issuance BV into MetLife, Inc. , 144A, 9% , 10/23/24 .. United States 6,800 434,132
b
Citigroup Global Markets Holdings, Inc. into MetLife, Inc. , 144A,
9.5% , 7/17/24 ...................................... United States 4,500 266,638
700,770

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Machinery 0.6%
b
National Bank of Canada into Cummins, Inc. , 144A, 8.5% , 2/13/24 United States 2,300 $ 524,372
Media 1.4%
b
J.P. Morgan Structured Products BV into Comcast Corp. , 144A, 8% ,
8/13/24 ........................................... United States 10,000 421,316
b
J.P. Morgan Structured Products BV into Comcast Corp. , 144A, 8% ,
9/12/24 ........................................... United States 3,000 129,496
b
Royal Bank of Canada into Comcast Corp. , 144A, 8% , 7/12/24 ... United States 18,000 756,601
1,307,413
Metals & Mining 1.0%
b
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
11% , 12/10/24 ...................................... United States 9,600 364,446
b
Royal Bank of Canada into Barrick Gold Corp. , 144A, 11% , 3/07/24 Canada 35,000 618,494
982,940
Oil, Gas & Consumable Fuels 1.9%
b
BNP Paribas Issuance BV into BP plc , 144A, 8.5% , 4/24/24 ...... United Kingdom 23,000 846,582
b
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9.5% , 2/22/24 ................................. United States 3,200 333,013
b
J.P. Morgan Structured Products BV into Exxon Mobil Corp. , 144A,
9% , 9/24/24 ........................................ United States 2,300 242,176
b
Merrill Lynch International & Co. CV into Chevron Corp. , 144A, 10% ,
12/04/23 .......................................... United States 2,400 347,217
1,768,988
Pharmaceuticals 2.2%
b
BNP Paribas Issuance BV into Pfizer, Inc. , 144A, 8.5% , 6/10/24 .. United States 19,000 594,903
b
National Bank of Canada into Bristol-Myers Squibb Co. , 144A, 8% ,
9/05/24 ........................................... United States 20,000 1,022,182
b
Societe Generale SA into Pfizer, Inc. , 144A, 8.5% , 8/02/24 ...... United States 15,000 467,178
2,084,263
Semiconductors & Semiconductor Equipment 5.5%
b
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A, 10% ,
10/03/24 .......................................... United States 1,600 66,083
b
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 .................................. United States 8,000 1,248,106
b
Merrill Lynch International & Co. CV into Broadcom, Inc. , 144A, 10% ,
12/05/23 .......................................... United States 365 205,896
b
Mizuho Markets Cayman LP into Intel Corp. , 144A, 12% , 3/26/24 . United States 25,000 1,067,656
b
Mizuho Markets Cayman LP into Microchip Technology, Inc. , 144A,
10% , 11/12/24 ...................................... United States 9,000 732,988
b
Mizuho Markets Cayman LP into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 10/22/24 ............... Taiwan 9,000 838,363
b
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc. ,
144A, 10% , 3/03/25 .................................. United States 11,500 957,195
b
UBS AG into Texas Instruments, Inc. , 144A, 8.5% , 8/07/24 ...... United States 700 109,933
5,226,220
Software 1.9%
b
Societe Generale SA into Workday, Inc. , 144A, 9% , 11/13/24 ..... United States 7,400 1,759,612
Specialty Retail 0.3%
b
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The) ,
144A, 8.5% , 6/12/24 ................................. United States 900 287,702
Total Equity-Linked Securities (Cost $ 35,390,877 ) ...............................
34,956,890

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 1.9%
Electric Utilities 1.9%
NextEra Energy, Inc. , 6.926% ............................ United States 50,000 $ 1,852,000
Total Convertible Preferred Stocks (Cost $ 2,100,887 ) ............................
1,852,000
Principal
Amount
*
Corporate Bonds 4.9%
Diversified REITs 1.0%
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% ,
12/01/29 .......................................... United States 1,000,000 905,682
Hotels, Restaurants & Leisure 0.9%
Expedia Group, Inc. , Senior Note , 3.25% , 2/15/30 .............
United States 1,000,000 884,003
Metals & Mining 0.9%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 1,000,000 892,870
Tobacco 1.0%
Philip Morris International, Inc. , Senior Bond , 5.625% , 9/07/33 ....
United States 950,000 955,213
Trading Companies & Distributors 1.1%
b
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 1,000,000 999,217
Total Corporate Bonds (Cost $ 4,607,749 ) .......................................
4,636,985
Total Long Term Investments (Cost $ 92,801,927 ) ................................
94,124,182
a
Short Term Investments 2.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 5.036% .... United States 2,047,294 2,047,294
Total Money Market Funds (Cost $ 2,047,294 ) ...................................
2,047,294
Total Short Term Investments (Cost $ 2,047,294 ) .................................
2,047,294
a
Total Investments (Cost $ 94,849,221 ) 101 .3% ...................................
$96,171,476
Options Written ( 0 .2 ) % .......................................................
(226,995)
Other Assets, less Liabilities ( 1 .1 ) % ...........................................
(945,455)
Net Assets 100.0% ...........................................................
$94,999,026
a a a
Number of
Contracts
Notional
Amount
#
a a a
Options Written (0.2)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc. , December Strike Price $ 160.00 , Expires 12/15/23 ... 100 1,423,900 (200)
Air Products and Chemicals, Inc. , December Strike Price $ 310.00 ,
Expires 12/15/23 .................................... 40 1,082,200 (400)
Analog Devices, Inc. , December Strike Price $ 190.00 , Expires
12/15/23 .......................................... 60 1,100,280 (3,600)
BP plc , December Strike Price $ 44.00 , Expires 12/15/23 ........ 180 653,220 —
Caterpillar, Inc. , December Strike Price $ 300.00 , Expires 12/15/23 . 35 877,520 (105)

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 26 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Charles Schwab Corp. (The) , December Strike Price $ 60.00 , Expires
12/15/23 .......................................... 220 1,349,040 $ (52,800)
Freeport-McMoRan, Inc. , December Strike Price $ 41.00 , Expires
12/15/23 .......................................... 300 1,119,600 (2,700)
International Business Machines Corp. , December Strike Price
$ 150.00 , Expires 12/15/23 ............................. 70 1,109,920 (63,000)
Northrop Grumman Corp. , January Strike Price $ 540.00 , Expires
1/19/24 ........................................... 20 950,320 (1,100)
Oracle Corp. , December Strike Price $ 120.00 , Expires 12/15/23 .. 200 2,324,200 (42,000)
QUALCOMM, Inc. , December Strike Price $ 125.00 , Expires 12/15/23 65 838,825 (34,125)
Shell plc , December Strike Price $ 75.00 , Expires 12/15/23 ...... 155 1,019,900 (465)
TotalEnergies SE , January Strike Price $ 75.00 , Expires 1/19/24 ... 350 2,381,750 (7,000)
Wells Fargo & Co. , December Strike Price $ 45.00 , Expires 12/15/23 300 1,337,700 (19,500)
(226,995)
Total Options Written (Premiums received $ 208,572 ) ............................
$ (226,995)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $37,754,659, representing 39.7% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2023
Franklin Templeton SMACS: Series H
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 10.4%
Capital Markets 10.4%
a
Franklin Dynamic Municipal Bond ETF ................................... 50,000 $ 1,183,000
Total Management Investment Companies (Cost $ 1,242,874 ) .....................
1,183,000
Principal
Amount
a a a a
Municipal Bonds 91.0%
Alabama 1.8%
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ $ 150,000 121,828
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 79,786
201,614
Arizona 1.3%
b
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2023 , 5.75% , 6/15/58 .................................. 150,000 146,263
Arkansas 1.3%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 150,260
California 11.1%
c
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 134,041
b
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 112,299
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 130,000 107,480
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 200,000 159,561
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 95,432
b
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue , 144A, 2023
B , Zero Cpn., 9/01/43 ............................................... 150,000 88,316
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 78,893
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 97,304
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 75,145
b
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 99,277
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 108,892
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 100,000 101,550
1,258,190
Colorado 2.2%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 83,693
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 92,069
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
81,000 76,876
252,638

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 20.4%
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
5% , 11/01/50 ..................................................... $ 100,000 $ 101,390
Cross Creek North Community Development District , Special Assessment , 2022 , 4.5% ,
5/01/52 ......................................................... 125,000 108,097
b
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 144A, 2019 B , 7.375% , 1/01/49 ......... 100,000 100,436
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 59,035
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 73,882
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 100,000 101,672
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 100,000 98,500
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 135,193
Palermo Community Development District , Special Assessment , 2023 , 5% , 6/15/43 ..
100,000 96,140
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 97,756
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 162,088
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 57,409
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 97,775
b
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
144A, 2023 A , 6.5% , 5/01/54 ......................................... 105,000 107,387
Sawgrass Village Community Development District ,
Special Assessment , 2023 , 5.75% , 5/01/53 .............................. 100,000 96,693
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 157,271
b
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 97,995
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 100,000 98,704
Stonegate Preserve Community Development District , Special Assessment , 2023 ,
6.125% , 12/15/53 .................................................. 150,000 151,506
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 96,549
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 75,000
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 100,000 97,538
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 58,682
2,326,698
Illinois 2.2%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
250,000 253,267
Indiana 1.9%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 100,760
d
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 114,188
214,948

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa 2.8%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Refunding , 5% , 12/01/50 ............. $ 130,000 $ 128,293
c
Iowa Fertilizer Co. LLC , Revenue , 2022 , Refunding , Mandatory Put , 5% , 12/01/42 . 100,000 100,071
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 88,264
316,628
Louisiana 1.9%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 87,601
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 126,225
213,826
Maryland 3.2%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 83,238
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 100,000 87,176
b ,d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 189,730
360,144
Michigan 1.0%
City of Detroit , GO , 2023 C , 6% , 5/01/43 ..................................
100,000 110,228
Minnesota 0.8%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 96,022
Nevada 0.8%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 96,095
New Hampshire 2.1%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 250,000 241,294
New Jersey 1.5%
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
175,000 175,487
New York 2.2%
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 96,607
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 175,000 157,973
254,580
Ohio 9.8%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 1,000,000 883,542
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 .................
100,000 99,208
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 128,113
1,110,863

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 0.8%
Berks County Industrial Development Authority , Tower Health Obligated Group ,
Revenue , 2017 , Refunding , 4% , 11/01/50 ................................ $ 115,000 $ 61,204
Berks County Municipal Authority (The) , Tower Health Obligated Group , Revenue , 2012
A , 5% , 11/01/44 ................................................... 55,000 29,246
90,450
Texas 8.6%
b
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 116,526
b
City of Celina ,
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 100,000 99,166
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 99,358
b
City of Fate , Williamsburg Public Improvement District No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ......................................... 100,000 97,175
b
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 115,742
b
City of Kyle , Southwest Kyle Public Improvement District No. 1 Improvement Area No.
2 , Special Assessment , 144A, 2023 , 6.75% , 9/01/48 ........................ 100,000 103,964
b
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 111,675
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 87,512
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 50,000 45,375
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 78,895
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 20,000 18,235
973,623
Washington 1.7%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 117,338
b
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 72,831
190,169
Wisconsin 0.9%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 104,976
U.S. Territories 10.7%
District of Columbia 2.2%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 139,522
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 113,737
253,259
Puerto Rico 8.5%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 100,000 86,594
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 264,000 220,032

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 26 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
$ 125,000 $ 110,000
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
567,000 551,169
967,795
Total U.S. Territories .................................................................... 1,221,054
Total Municipal Bonds (Cost $ 10,613,704 ) ......................................
10,359,317
Total Long Term Investments (Cost $ 11,856,578 ) ................................
11,542,317
a
a a a a
a
Total Investments (Cost $ 11,856,578 ) 101 .4% ...................................
$11,542,317
Other Assets, less Liabilities ( 1 .4 ) % ...........................................
(161,811)
Net Assets 100.0% ...........................................................
$11,380,506
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $2,941,833, representing 25.8% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2023
Franklin Templeton SMACS: Series I
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 0.8%
Banks 0.8%
Bank of America Corp. ............................................... 45,000 $ 1,372,050
Total Common Stocks (Cost $ 1,242,963 ) .......................................
1,372,050
a
Equity-Linked Securities 1.8%
Automobiles 0.3%
a
Royal Bank of Canada into General Motors Co. , 144A, 12% , 6/18/24 ............. 14,000 450,545
Banks 0.7%
a
Royal Bank of Canada into Citigroup, Inc. , 144A, 10% , 10/15/24 ................ 27,000 1,192,050
Insurance 0.5%
a
BNP Paribas Issuance BV into MetLife, Inc. , 144A, 9% , 10/23/24 ................ 15,000 957,645
Metals & Mining 0.3%
a
Royal Bank of Canada into Freeport-McMoRan, Inc. , 144A, 10% , 5/03/24 ......... 13,000 498,181
Total Equity-Linked Securities (Cost $ 3,061,947 ) ................................
3,098,421
Principal
Amount
a a a a
Corporate Bonds 94.7%
Aerospace & Defense 1.8%
a
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.25% , 3/15/26 .............................. $ 500,000 496,965
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. 1,500,000 1,504,559
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 1,000,000 1,001,975
3,003,499
Automobile Components 1.3%
a
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 750,000 640,650
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ................
1,850,000 1,606,032
2,246,682
Automobiles 2.0%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
3,500,000 3,406,610
Banks 3.3%
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 .................... 1,400,000 1,351,243
b
Senior Bond , FRN , 6.692% , ( SOFR + 2.62% ), 9/13/34 ...................... 500,000 509,678
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 1,500,000 1,495,429
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
350,000 353,542
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN thereafter , 10/27/25 ....
250,000 247,114
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
1,500,000 1,567,249
5,524,255
Building Products 1.8%
a
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A, 10.25% , 10/15/28 . 1,500,000 1,468,125
a
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 1,000,000 987,220
a
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A, 6.625% , 12/15/30 ..... 500,000 499,375
2,954,720
Capital Markets 1.2%
Charles Schwab Corp. (The) ,
Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29 .................... 500,000 498,450

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Charles Schwab Corp. (The), (continued)
Senior Note , 6.196% to 11/16/28, FRN thereafter , 11/17/29 ................... $ 500,000 $ 507,726
Morgan Stanley , Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .......
1,000,000 1,059,861
2,066,037
Chemicals 2.3%
Celanese US Holdings LLC , Senior Note , 6.55% , 11/15/30 ....................
1,000,000 1,026,164
a
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% , 10/15/28 .......... 450,000 375,072
a
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 700,000 714,875
a
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 .................................... 1,000,000 886,676
Senior Secured Note , 144A, 4.875% , 5/01/28 ............................. 1,000,000 906,685
3,909,472
Commercial Services & Supplies 1.2%
a
APX Group, Inc. , Senior Secured Note , 144A, 6.75% , 2/15/27 .................. 2,000,000 1,990,530
Communications Equipment 3.1%
a
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ 2,000,000 1,572,060
a
CommScope, Inc. ,
Senior Note , 144A, 8.25% , 3/01/27 ..................................... 2,500,000 1,246,075
Senior Secured Note , 144A, 6% , 3/01/26 ................................ 2,000,000 1,716,960
Senior Secured Note , 144A, 4.75% , 9/01/29 .............................. 1,000,000 628,355
5,163,450
Consumer Finance 2.4%
Ford Motor Credit Co. LLC ,
Senior Bond , 5.113% , 5/03/29 ........................................ 1,000,000 940,361
Senior Note , 7.35% , 3/06/30 ......................................... 3,000,000 3,117,066
4,057,427
Containers & Packaging 4.5%
a
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 1,000,000 795,731
a
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior Note , 144A, 5.25% ,
8/15/27 ......................................................... 4,000,000 2,942,200
a
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................................... 1,600,000 1,457,698
Senior Secured Note , 144A, 7.875% , 8/15/26 ............................. 2,500,000 2,485,717
7,681,346
Diversified Telecommunication Services 0.1%
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125% , 5/01/27 200,000 190,519
Electric Utilities 3.0%
a
NRG Energy, Inc. ,
Senior Note , 144A, 3.375% , 2/15/29 .................................... 500,000 428,351
Senior Secured Bond , 144A, 7% , 3/15/33 ................................ 1,500,000 1,517,646
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
1,750,000 1,772,091
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
500,000 476,017
a
Vistra Operations Co. LLC , Senior Note , 144A, 5% , 7/31/27 .................... 1,000,000 952,405
5,146,510

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.4%
a
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ..................... $ 750,000 $ 738,356
Energy Equipment & Services 1.5%
a
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 .................................... 2,250,000 2,327,877
Senior Secured Note , 144A, 6.5% , 9/15/28 ............................... 166,000 167,787
2,495,664
Entertainment 0.7%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 1,250,000 1,259,033
Food Products 0.7%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. , Senior Note , 5.75% ,
4/01/33 ......................................................... 800,000 756,463
a
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ...................... 500,000 470,371
1,226,834
Ground Transportation 0.4%
a
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 750,000 728,932
Health Care Equipment & Supplies 3.6%
a
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ..... 2,500,000 2,559,375
a
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 .................................... 2,000,000 1,811,350
Senior Secured Note , 144A, 3.875% , 4/01/29 ............................. 2,000,000 1,776,623
6,147,348
Health Care Providers & Services 19.8%
a
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125% , 4/01/30 .................................. 1,250,000 698,981
Senior Note , 144A, 6.875% , 4/01/28 .................................... 1,000,000 505,975
Senior Secured Note , 144A, 8% , 3/15/26 ................................ 7,000,000 6,747,419
Senior Secured Note , 144A, 5.625% , 3/15/27 ............................. 5,000,000 4,466,718
Senior Secured Note , 144A, 8% , 12/15/27 ............................... 6,000,000 5,691,423
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............................
50,000 49,173
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 3,700,000 2,899,635
a
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 750,000 667,500
a
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% , 9/01/28 ........ 1,750,000 1,522,027
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 5,000,000 4,852,050
Senior Secured Note , 6.125% , 6/15/30 .................................. 2,000,000 1,950,725
a
Senior Secured Note , 144A, 6.75% , 5/15/31 .............................. 3,500,000 3,508,305
33,559,931
Health Care REITs 0.4%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond , 5% , 10/15/27 ...
800,000 638,441
Hotel & Resort REITs 0.2%
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .......................
300,000 299,855
Hotels, Restaurants & Leisure 8.1%
a
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125% , 7/01/27 .................................... 2,000,000 2,039,216
Senior Note , 144A, 4.625% , 10/15/29 ................................... 1,000,000 879,360
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 1,000,000 1,001,850

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
a
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... $ 3,000,000 $ 3,201,384
a
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ..................................... 850,000 718,076
Senior Secured Note , 144A, 4.625% , 1/15/29 ............................. 1,000,000 889,255
a
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ................. 200,000 166,192
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25% ,
5/15/27 ......................................................... 5,000,000 4,766,528
13,661,861
Household Durables 0.5%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
1,000,000 893,552
Household Products 0.1%
a
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 200,000 194,351
Independent Power and Renewable Electricity Producers 2.5%
a
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 2,000,000 1,813,157
a ,c
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 2,500,000 2,447,675
4,260,832
Machinery 0.1%
a
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ......... 200,000 190,199
Media 2.7%
a
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.5% , 6/01/29 ..................................... 300,000 236,671
Senior Secured Note , 144A, 5.125% , 8/15/27 ............................. 900,000 833,990
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ............................
700,000 615,230
a
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 175,393
a
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... 2,750,000 2,713,150
4,574,434
Metals & Mining 2.3%
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
500,000 515,191
a
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .................... 150,000 129,049
a
First Quantum Minerals Ltd. ,
Senior Note , 144A, 6.875% , 3/01/26 .................................... 400,000 345,128
Senior Note , 144A, 8.625% , 6/01/31 .................................... 750,000 607,500
a
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 698,577
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 1,000,000 967,233
a
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 556,490
3,819,168
Oil, Gas & Consumable Fuels 6.2%
a
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ...................................... 600,000 606,477
Senior Note , 144A, 8.125% , 1/15/27 .................................... 2,200,000 2,072,838
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 1,000,000 968,290

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
$ 1,250,000 $ 1,139,669
a
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 300,000 297,030
a
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .................... 750,000 777,164
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 1,000,000 933,562
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 200,000 190,670
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
1,250,000 1,424,844
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% , 6/01/28 .......... 1,000,000 992,362
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
1,000,000 1,003,824
10,406,730
Passenger Airlines 7.3%
a
American Airlines, Inc. ,
Senior Secured Note , 144A, 11.75% , 7/15/25 ............................. 1,350,000 1,478,264
d
Senior Secured Note , 144A, 8.5% , 5/15/29 ............................... 1,500,000 1,548,251
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
a
Senior Secured Note , 144A, 5.5% , 4/20/26 ............................... 3,333,333 3,283,843
a
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 3,000,000 2,882,334
a
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. , Senior
Secured Note , 144A, 6.5% , 6/20/27 .................................... 1,875,000 1,866,204
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 1,500,000 1,340,040
12,398,936
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......................
750,000 661,175
Pharmaceuticals 4.5%
a
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .................... 5,500,000 5,315,970
a
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% , 11/01/25 ............ 1,500,000 1,308,427
a ,e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 ............. 300,000 189,263
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9/15/31 ....
800,000 844,942
7,658,602
Semiconductors & Semiconductor Equipment 0.1%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 200,461
Software 1.8%
a
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% , 3/31/29 ........... 2,000,000 1,843,247
a
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 1,200,000 1,037,585
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
150,000 133,488
3,014,320
Specialized REITs 0.1%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
250,000 223,995
Specialty Retail 0.3%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 58,721
a
Michaels Cos., Inc. (The) ,
Senior Note , 144A, 7.875% , 5/01/29 .................................... 350,000 199,234
Senior Secured Note , 144A, 5.25% , 5/01/28 .............................. 300,000 219,365
477,320
Textiles, Apparel & Luxury Goods 0.3%
a
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... 600,000 566,168

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 26 .
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 1.4%
BAT Capital Corp. ,
Senior Bond , 4.742% , 3/16/32 ........................................ $ 250,000 $ 231,775
Senior Bond , 7.75% , 10/19/32 ........................................ 250,000 276,577
Senior Bond , 6.421% , 8/02/33 ........................................ 900,000 917,241
Senior Note , 3.557% , 8/15/27 ......................................... 950,000 889,796
2,315,389
Trading Companies & Distributors 0.3%
United Rentals North America, Inc. , Senior Bond , 5.25% , 1/15/30 ...............
500,000 478,133
Total Corporate Bonds (Cost $ 160,663,913 ) .....................................
160,431,077
Total Long Term Investments (Cost $ 164,968,823 ) ...............................
164,901,548
a
a a a a
Short Term Investments 2.6%
Shares
a
Money Market Funds 2.6%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 5.036% .................. 4,417,407 4,417,407
Total Money Market Funds (Cost $ 4,417,407 ) ...................................
4,417,407
Total Short Term Investments (Cost $ 4,417,407 ) .................................
4,417,407
a
Total Investments (Cost $ 169,386,230 ) 99 .9% ...................................
$169,318,955
Other Assets, less Liabilities 0 .1% .............................................
82,641
Net Assets 100.0% ...........................................................
$169,401,596
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $124,539,544, representing 73.5% of net assets.
b
The coupon rate shown represents the rate at period end.
c
Perpetual security with no stated maturity date.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At November 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 130 $ 14,273,594 3/19/24 $ 96,267
U.S. Treasury Ultra Bonds ...................... Long 80 9,840,000 3/19/24 192,622
Total Futures Contracts ...................................................................... $288,889
*
As of period end.

Franklin Strategic Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, four of which are included in this report (Funds). The
Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2023, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $1,232,610 $22,321,981 $(21,507,297) $— $— $2,047,294 2,047,294 $22,710
Total Affiliated Securities ... $1,232,610 $22,321,981 $(21,507,297) $— $— $2,047,294 $22,710
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $823,989 $355,454 $— $— $3,557 $1,183,000 50,000 $10,331
Total Affiliated Securities ... $823,989 $355,454 $— $— $3,557 $1,183,000 $10,331
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $2,191,463 $31,869,051 $(29,643,107) $— $— $4,417,407 4,417,407 $35,818
Total Affiliated Securities ... $2,191,463 $31,869,051 $(29,643,107) $— $— $4,417,407 $35,818
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 23,186,244 $ — $ 23,186,244
Short Term Investments ................... — 4,900,000 — 4,900,000
Total Investments in Securities ........... $— $28,086,244 $— $28,086,244
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ......................... 52,678,307 — — 52,678,307
Equity-Linked Securities ................... — 34,956,890 — 34,956,890
Convertible Preferred Stocks ................ 1,852,000 — — 1,852,000
Corporate Bonds ........................ — 4,636,985 — 4,636,985
Short Term Investments ................... 2,047,294 — — 2,047,294
Total Investments in Securities ........... $56,577,601 $39,593,875 $— $96,171,476
Liabilities:
Other Financial Instruments:
Options written .......................... $ 226,995 $ — $ — $ 226,995
Total Other Financial Instruments ......... $226,995 $— $— $226,995
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 1,183,000 $ — $ — $ 1,183,000
Municipal Bonds ......................... — 10,359,317 — 10,359,317
Total Investments in Securities ........... $1,183,000 $10,359,317 $— $11,542,317
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,372,050 — — 1,372,050
Equity-Linked Securities ................... — 3,098,421 — 3,098,421
Corporate Bonds ........................ — 160,431,077 — 160,431,077
Short Term Investments ................... 4,417,407 — — 4,417,407
Total Investments in Securities ........... $5,789,457 $163,529,498 $— $169,318,955
Other Financial Instruments:
Futures contracts ........................ $288,889 $— $— $288,889
Total Other Financial Instruments ......... $288,889 $— $— $288,889
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GO General Obligation
LOC Letter of Credit
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPA Standby Purchase Agreement
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.